SHARE BASED COMPENSATION - Restricted Share Units (Details) - Restricted Share Units € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2022 EUR (€) EquityInstruments shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments	234,375	503,000
Share-based compensation charge | €	€ 1,329	€ 1,091
Issuance of share capital upon exercise of RSUs (in shares) | shares	365,043	0
Exercised (in shares) | EquityInstruments	365,043
Issuance of share capital upon exercise of RSUs | €	€ 2,365	€ 0
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares			$ 5.25	$ 5.56
Maximum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares			$ 6.53	$ 8.18